UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		July 13, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		14

Form 13F Information Table Value Total:		$575,705



List of Other Included Managers:			None
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                                                   FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                            VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP  (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102 104,6136,988,200sh        Sole              1,758,225
Banco Comm Portuges SSpsrd ADR New059749303  10,658  555,114sh        Sole               543,306
BHP Billiton PLC     ADR          90171109  172,38835,210,00sh        Sole              35,750,000
China Mobile HK      LTD-SP ADR   16941M109     266    9,931sh        Sole
Ericsson L M Tel Co. ADR CL B SEK1294821400  17,4743,224,000sh        Sole              3,224,000
Gencor Ltd.          ADR NEW      368681201   2,097  500,000sh        Sole               500,000
News Corp Ltd.       ADR          652487703 120,1853,235,119sh        Sole              3,255,000
Nokia Corp.          Spsrd ADR    654902204     114    5,119sh        Sole
Rio Tinto PLC        Spsrd ADR    74974K706   1,931   26,583sh        Sole                26,583
Royal Dutch Pete Co  NY Reg GLDR 5780257705  99,0011,699,000sh        Sole              1,699,000
Sony Corp            ADR          835699307  11,186  170,000sh        Sole               170,000
Telefonica SA        Spsrd ADR    879382208   1,936   52,000sh        Sole               100,000
Telesp Celular ParticADR          87952L108  33,6612,221,876sh        Sole              2,545,000
Vodaphone Group PLC  Spsrd ADR    92857W100     194     8702sh     Sole
















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